Shareholder Report, Average Annual Return (Details)	7 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000005488
Average Annual Return [Line Items]
Average Annual Return, Percent		11.92%	5.39%	4.57%
Without Sales Load [Member] | C000005486
Average Annual Return [Line Items]
Average Annual Return, Percent		12.52%	5.91%	5.09%
Without Sales Load [Member] | C000005487
Average Annual Return [Line Items]
Average Annual Return, Percent		12.22%	5.64%	4.83%
Without Sales Load [Member] | C000244819
Average Annual Return [Line Items]
Average Annual Return, Percent	11.42%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		1.31%	(0.17%)	1.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		1.31%	(0.17%)	1.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		1.31%	(0.17%)	1.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.61%
S&P Target Date 2010 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		9.20%	4.91%	4.40%
S&P Target Date 2010 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		9.20%	4.91%	4.40%
S&P Target Date 2010 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		9.20%	4.91%	4.40%
S&P Target Date 2010 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.23%